GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

The Company operates in one operating segment, and this segment consists of only one reporting unit.

The changes in the carrying amount of goodwill associated with continuing operations and appearing in the accompanying consolidated balance sheets as of December 31, 2025 and 2024 are as follows:

Total

As of January 1, 2024	$11,090
Foreign currency translation adjustments	(730)

As of December 31, 2024	10,360
Foreign currency translation adjustments	490

As of December 31, 2025	$10,850